PROPERTY PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY PLANT AND EQUIPMENT
PROPERTY PLANT AND EQUIPMENT
10	PROPERTY, PLANT AND EQUIPMENT

The property, plant and equipment (“PP&E”) continuity summary is as follows:
	Plant and Equipment		Mineral	Total
(in thousands)	Owned	Right-of-Use	Properties	PP&E

Cost:
Balance-January 1, 2020	$104,587	$906	$179,481	$284,974
Additions	16	26	262	304
Disposals	(60)	(41)	-	(101)
Reclamation adjustment (note 14)	1,544	-	-	1,544
Balance-December 31, 2020	$106,087	$891	$179,743	$286,721

Additions	1,173	83	46	1,302
Disposals	(466)	(21)	-	(487)
Recoveries	-	-	(1)	(1)
Reclamation adjustment (note 14)	(1,111)	-	-	(1,111)
Balance-December 31, 2021	$105,683	$953	$179,788	$286,424

Accumulated amortization, depreciation:
Balance-January 1, 2020	$(27,518)	$(197)	$-	$(27,715)
Amortization	(243)	-	-	(243)
Depreciation	(2,037)	(198)	-	(2,235)
Disposals	60	39	-	99
Reclamation adjustment (note 14)	243	-	-	243
Balance-December 31, 2020	$(29,495)	$(356)	$-	$(29,851)

Amortization	(280)	-	-	(280)
Depreciation	(2,391)	(203)	-	(2,594)
Disposals	466	17	-	483
Reclamation adjustment (note 14)	280	-	-	280
Balance-December 31, 2021	$(31,420)	$(542)	$-	$(31,962)

Carrying value:
Balance-December 31, 2020	$76,592	$535	$179,743	$256,870
Balance-December 31, 2021	$74,263	$411	$179,788	$254,462

Plant and Equipment - Owned

The Company has a 22.5% interest in the McClean Lake mill through its ownership interest in the MLJV. The carrying value of the mill, comprised of various infrastructure, building and machinery assets, represents $66,931,000, or 90.1%, of the December 2021 total carrying value amount of owned PP&E assets.

A toll milling agreement amongst the participants of the MLJV and the CLJV provides for the processing of certain future output of the Cigar Lake mine at the McClean Lake mill, for which the owners of the McClean Lake mill receive a toll milling fee and other benefits (Denison further has an agreement with APG regarding the receipt of certain toll milling fees it receives from this toll milling agreement - see note 12). In determining the units of production amortization rate for the McClean Lake mill, the amount of production attributable to the mill assets includes Denison’s expected share of mill feed related to MLJV ores, MWJV ores and the CLJV toll milling contract. Milling activities in 2021 at the McClean Lake mill included processing and packaging ore for the Cigar Lake mine as well as from the test mining activities that occurred at the MLJV during the year. Milling activity in 2020 was dedicated exclusively to processing and packaging ore from the Cigar Lake mine. Mill production in 2020 and 2021 was impacted by the COVID-19 pandemic. See note 12 for the current operating status of the McClean Lake mill.

Plant and Equipment - Right-of-Use

The Company has included the cost of various right-of-use (“ROU”) assets within its plant and equipment ROU carrying value amount. These assets consist of building, vehicle and office equipment leases. The majority of the asset value is attributable to the building lease assets for the Company’s offices and warehousing space located in Toronto and Saskatoon.

Mineral Properties

The Company has various interests in development, evaluation and exploration projects located in Saskatchewan, Canada, which are either held directly or through option or various contractual agreements. The following projects, all located in Saskatchewan, represent $162,687,000, or 90.5%, of the carrying value amount of mineral property assets as at December 31, 2021:

a)	Wheeler River - the Company has a 90.0% direct interest in the project, and an additional 5.0% interest through its investment in JCU (includes the Phoenix and Gryphon deposits);

b)	Waterbury Lake - the Company has a 66.90% interest in the project (includes the THT and Huskie deposits) and also has a 2.0% net smelter return royalty on the portion of the project it does not own;

c)	Midwest - the Company has a 25.17% interest in the project (includes the Midwest Main and Midwest A deposits);

d)	Mann Lake - the Company has a 30.0% interest in the project;

e)	Wolly - the Company has a 21.32% interest in the project;

f)	Johnston Lake - the Company has a 100% interest in the project; and

g)	McClean Lake - the Company has a 22.5% interest in the project (includes the Sue D, Sue E, Caribou, McClean North and McClean South deposits).

Wheeler River

On August 3, 2021, Denison completed the acquisition of 50% of JCU from UEX, for cash consideration plus transaction costs of $21,856,000 (see note 8). JCU is a private company that holds a portfolio of twelve uranium project joint venture interests in Canada, including a 10% interest in the WRJV, a 30.099% interest in the Millennium project (Cameco Corporation 69.901%), a 33.8123% interest in the Kiggavik project (Orano Canada Inc. 66.1877%), and a 34.4508% interest in the Christie Lake Project (UEX 65.5492%). The acquisition increased the Company’s effective interest in the WRJV to 95.0%.